GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2014
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
Schedule of Changes in Goodwill
The changes in the carrying amount of goodwill for the period ended June 30, 2014 is as follows:

$

Balance as of January 1, 2014	27,520
Changes during the period	118,880

Balance as of June 30, 2014	146,400

Schedule of Other Intangible Assets
Other intangible assets, net

		$

Cost:
Acquired technology	3 - 5 years	28,390
In process research and development	4 years *	8,100
Tradename and other	4 - 11 years	13,440
		49,930

Accumulated amortization:
Acquired technology		7,399
In process research and development		219
Tradename and other		1,383
		9,001

Balance as of June 30, 2014, net		40,929

* During 2014, upon completion of the development of one of the projects, the Company evaluated the useful life of such project at 4 years.

Schedule of Estimated Future Amortization Expense
Amortization of other intangible assets, net, in each of the succeeding five years and thereafter is estimated as follows:

Year ending December 31	$

2014 (six months ending December 31)	9,001
2015	16,102
2016	8,497
2017	3,440
2018	856
Thereafter	3,033
40,929